Note 19 - Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 760,807		€ 761,400
Allowance for Credit Losses	[1],[2]	5,799		5,285
of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		489,579		484,527
Allowance for Credit Losses	[2]	5,668		5,170
Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		38	[3]	48	[4]	€ 69	€ 41
Fair value		42,090		35,546
Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	361		393
Notional Amount		341,840		318,814
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	681,147		692,091
Allowance for Credit Losses	[1],[2]	438		447
Stage 1 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		417,456		418,311
Allowance for Credit Losses	[2]	411		424
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		12	[3]	13	[4]	14
Fair value		36,828		34,424
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	106		117
Notional Amount		313,625		292,747
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	63,836		55,704
Allowance for Credit Losses	[1],[2]	736		680
Stage 2 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		56,540		52,834
Allowance for Credit Losses	[2]	718		673
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		16	[3]	13	[4]	12
Fair value		5,176		1,076
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	82		88
Notional Amount		25,983		23,778
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	15,214		12,799
Allowance for Credit Losses	[1],[2]	4,412		3,960
Stage 3 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		14,974		12,576
Allowance for Credit Losses	[2]	4,326		3,874
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		10	[3]	22	[4]	43
Fair value		86		46
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	173		187
Notional Amount		2,225		2,282
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	609		806
Allowance for Credit Losses	[1],[2]	213		198
Stage 3 POCI [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		609		806
Allowance for Credit Losses	[2]	213		198
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0	[3]	0	[4]	€ 0
Fair value		0		0
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0		0
Notional Amount		€ 7		€ 8

[1]	Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets
[2]	Allowance for credit losses do not include allowance for country risk amounting to € 14 million as of December 31, 2024 and € 4 million as of December 31, 2023
[3]	Allowance for credit losses against financial assets at fair value through OCI remained at very low levels ( € 48 million at December 31, 2023 and € 38 million as of December 31, 2024 ). Due to immateriality, we do not provide any details on the year-over-year development.
[4]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels ( € 69 million at December 31, 2022 and € 48 million as of December 31, 2023 ). Due to immateriality, we do not provide any details on the year-over-year development.
[5]	Allowance for credit losses do not include allowance for country risk amounting to € 2 million as of December 31, 2024 and € 9 million as of December 31, 2023